OPEB Plan Assets Measured at Fair Value on a Recurring Basis (Detail) (OPEB Plan, USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets	$ 190		$ 197		$ 208
Fair Value Measurement Level 1
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets	125		121
Fair Value Measurement Level 2
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets	65		75
Fair Value Measurement Level 3
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets			1
Interest-bearing cash
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets	10		10
Interest-bearing cash | Fair Value Measurement Level 2
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets	10		10
Interest-bearing cash | Fair Value Measurement Level 3
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets
US Equities
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets	55		55
US Equities | Fair Value Measurement Level 1
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets	49		52
US Equities | Fair Value Measurement Level 2
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets	6		3
US Equities | Fair Value Measurement Level 3
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets
International Equities
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets	31		26
International Equities | Fair Value Measurement Level 1
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets	31		23
International Equities | Fair Value Measurement Level 2
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets			3
International Equities | Fair Value Measurement Level 3
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets
Corporate bonds
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets	42	[1]	54	[1]
Corporate bonds | Fair Value Measurement Level 2
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets	42	[1]	54	[1]
Corporate bonds | Fair Value Measurement Level 3
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets		[1]
U S Treasury
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets	4		2
U S Treasury | Fair Value Measurement Level 2
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets	4		2
U S Treasury | Fair Value Measurement Level 3
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets
Other
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets	48	[2]	49	[2]
Other | Fair Value Measurement Level 1
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets	45	[2]	46	[2]
Other | Fair Value Measurement Level 2
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets	3	[2]	3	[2]
Other | Fair Value Measurement Level 3
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets		[2]
Other
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets			1
Other | Fair Value Measurement Level 3
Fair Value Measurement of OPEB Plan Assets
Fair value of plan assets			$ 1

[1]	Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody's.
[2]	Other consists primarily of US agency securities.